UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Minot Capital, LLC
Address:
99 Summer Street
20th Floor
Boston, MA 02110


13F File Number:28-10351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Robert Hardy

Title:
Chief Financial Officer

Phone:
617-589-4520

Signature,
Place,
and Date of Signing:
Robert Hardy
Boston, MA
November 10, 2003
Report Type (Check only one.):


[X]       13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
  0
Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: $254,722



List of Other Included Managers:





No.  13F File Number
Name

FORM 13F ELECTRONIC FILING

	FORM 13F INFORMATION TABLE
                                       	      VALUE   SHARES/  SH/ PUT/ INVSTMT OTHER 	       VOTING AUHORITY
NAME OF ISSUER   TITLE OF CLASS   CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------ ---------------- ------- -------- -------- --- ---- ------- ------------ --------
ACCENTURE LTD	     COM	G1150G111	2,234	100,000	SH	Sole		 100,000
ADCTELECOMMUNICATION COM	000886101	2,332 1,000,000 SH	Sole	       1,000,000
AGERE SYSTEMS INC  SHS-A	88045V100	3,838 1,250,000	SH	Sole	       1,250,000
ALAMOSA HLDGS INC    COM	011589108	3,806 1,015,000 SH 	Sole	       1,015,000
ALLIANCE DATA	     COM	018581108	6,587	249,000 SH	Sole		 249,000
AMIS HOLDINGS        COM	031538101	1,387	 75,000 SH	Sole		  75,000
ANALOG DEVICES INC   COM	032654105	4,562   120,000 SH	Sole		 120,000
ANTEON INTL          CP		03674E108	5,049	165,000	SH	Sole		 165,000
APPLIED FILMS CORP   COM STK	038197109	2,980	100,00	SH	Sole		 100,000
ARRIS GROUP INC	     COM	04269Q100	1,400   243,500 SH 	Sole		 243,500
ASML HOLDING          NV	N07059111       5,642   430,000 SH	Sole	         430,000
CACI INTL INC  	    CL A	127190304	4,285	100,000	SH	Sole		 100,000
CELESTICA INC CAD SUBVTG SHS    15101Q108	4,758	300,000 SH	Sole		 300,000
CENTILLUM COMMS	     COM	152319109	3,535   500,000 SH	Sole		 500,000
CITRIX SYSTEMS INC   COM	177376100	8,870   400,800 SH	Sole		 400,800
CLEARCHANNEL COMM INC	 COM	184502102	6,703	175,000 SH	Sole		 175,000
COMCAST CORP SPL A   COM	20030N200	3,409	115,000 SH	Sole		 115,000
COMPUTER SCIENCES    COM	205363104	7,514	200,000 SH	Sole		 200,000
CONCERTO SOFTWARE    COM	20602T106	1,311	150,000 SH	Sole		 150,000
CONCORD EFS INC	     COM	206197105	  359	 27,500 SH	Sole		  27,500
CONVERA CORPORATION  COM    	211919105	  651	150,000 SH	Sole		 150,000
CRAY INC	     COM 	225223106	4,131   377,300 SH	Sole		 377,300
DIGITAS INC	     COM	25388K104       3,086   425,000 SH      Sole		 425,000
DISNEY WALT CO	     COM	254687106       3,530   175,000 SH	Sole	         175,000
DOT HILL SYSTEMS CORP    COM	25848T109         689    50,000 SH      Sole		  50,000
DUPONT PHOTOMASKS INC    COM	26613x101       3,179   140,000 SH	Sole             140,000
ECHOSTAR COMMUNICATION	 COM	278762109	5,193	150,000 SH	Sole		 150,000
EDIETS.COM INC	     COM	280597105	  292    70,000 SH	Sole		  70,000
EMBARCADERO  	     COM STK	290787100	2,010	200,000	SH	Sole		 200,000
EMULEX CORP    	     COM NEW	292475209	6,368	250,000	SH	Sole		 250,000
ENTERCOM COMMUNICATIONS	 COM	293639100	2,241    50,000 SH 	Sole		  50,000
EQUIFAX INC	     COM	294429105	4,454   200,000 SH	Sole		 200,000
FIRST DATA CORP      COM	319963104	6,216	150,000	SH	Sole		 150,000
GENERAL MOTORS CLASSHCOM	370442832	7,366	575,000	SH	Sole		 575,000
GLOBAL PAYMENTS INC  COM STK	37940X102	4,860	135,000	SH	Sole	         135,000
GLOBESPANVIRATA INC  COM	37958V106	4,332   600,000 SH	Sole		 600,000
INTEGRATED DEVICE TECH   COM	458118106	2,795	225,000 SH	Sole		 225,000
INTEGRATED SILICON SOLUT COM	45812P107	1,493   150,000 SH	Sole		 150,000
INTERSIL CORP 	    CL A	46069S109	2,380   100,000 SH	Sole		 100,000
KULICKE&SOFFA INDSINCCOM	501242101	4,883   450,000 SH	Sole		 450,000
LAM RESH CORP	     COM	512807108	2,890	130,000 SH	Sole		 130,000
LEXAR MEDIA INC	     COM	52886P104	3,839	225,000	SH	Sole		 225,000
LOOKSMART LTD 	     COM	543442107	1,570	500,000 SH	Sole		 500,000
MACROVISION CORP     COM	555904101	6,475	350,000 SH	Sole		 350,000
MARVELL TECH GROUP   COM	G5876H105	5,667   150,000 SH	Sole		 150,000
MATTSON TECH 	     COM	577223100       2,492 	280,000 SH	Sole		 280,000
MAXTOR CORP	     COM	577729205	6,718	552,000 SH	Sole	   	 552,000
MICROCHIP TECH INC   COM	595017104   	6,589   275,000 SH	Sole		 275,000
NAT SEMICONDUCTOR    COM	637640103	4,844   150,000 SH	Sole		 150,000
NETSCREEN TECHNOLOGIES   COM	64117V107	5,558   250,000 SH	Sole		 250,000
NOKIA CORP ADR SHRS EACH	654902204	8,190	525,000 SH 	Sole		 525,000
QUICKLOGIC CORP	     COM	74837P108	  470	 70,000 SH	Sole		  70,000
REALNETWORKS INC     COM	75605L104       4,536	700,000 SH	Sole		 700,000
REGENT COMMS         COM STK	758865109	1,220	200,000	SH	Sole		 200,000
RSA SECURITY INC     COM STK	749719100	2,030	141,200	SH	Sole		 141,200
SBA COMMUNICATIONS CORP  COM	78388J106	4,095 1,300,000 SH	Sole	       1,300,000
SONICWALL INC	     COM	835470105	2,168	375,000 SH	Sole		 375,000
SPRINT CORP PCS GROUP 		852061506	4,298   750,000 SH	Sole		 750,000
SYMANTIC CORP 	     COM	871503108	3,160	 50,000 SH	Sole		  70,000
TAKETWO INTERACTIVESFTWR COM	874054103	5,124   150,000 SH	Sole		 150,000
TEXAS INST			882508104	4,560   200,000 SH	Sole		 200,000
UNITED GLOBAL INC   CL A COM 	913247508	4,583	750,000 SH	Sole		 750,000
VERITAS SOFTWARE     COM	923436109	3,782	120,000	SH	Sole		 120,000
VIACOM INC 	CL B COM	925524308	3,256    85,000 SH	Sole		  85,000
VIGNETTE CORPORATION	 COM	926734104	3,853 1,675,000	SH	Sole	       1,675,000
VODAFONE GROUP PLC   ADR	92857W100	5,569   275,000 SH	Sole		 275,000
XILINX	USD	     COM	983919101	2,843	100,000 SH	Sole		 100,000


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